Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 997,137	$ 634,185	$ 454,851
Costs and expenses:
Instructional and support costs	530,604	371,542	268,943
General and administration	272,411	194,035	129,332
Amortization of intangible assets	61,667	25,694	0
Merger and integration costs	21,923	45,745	11,879
Fair value adjustments and impairment of intangible assets	0	19,909	(7,512)
Total costs and expenses	886,605	656,925	402,642
Income (loss) from operations	110,532	(22,740)	52,209
Other income	13,192	3,601	437
Income (loss) before income taxes	123,724	(19,139)	52,646
Provision (benefit) for income taxes	42,586	(3,468)	32,034
Net income (loss)	$ 81,138	$ (15,671)	$ 20,612
Earnings (loss) per share:
Basic (dollars per share)	$ 3.73	$ (1.03)	$ 1.93
Diluted (dollars per share)	$ 3.67	$ (1.03)	$ 1.84
Weighted average shares outstanding:
Basic (in shares)	21,725	15,190	10,678
Diluted (in shares)	22,097	15,190	11,199